Postretirement Plans - Actuarial Assumptions (Narrative) (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return	6.50%	6.50%
Benefit per participant per quarter		$ 25
Reduction to interest cost	$ 2,600,000	$ 3,600,000